Commitments - Capital Commitments Relating to Property Development Projects and Investments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of commitments and contingencies [line items]
Capital commitments	¥ 86,147	¥ 91,784
Investments [member]
Disclosure of commitments and contingencies [line items]
Capital commitments	81,217	86,582
Property, plant and equipment [member]
Disclosure of commitments and contingencies [line items]
Capital commitments	¥ 4,930	¥ 5,202